Related party transactions (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 07, 2017	Jul. 12, 2017	Mar. 03, 2017
Provision for Other Credit Losses	¥ 15,000	¥ 0	¥ 0
Wuhan Kuantu [Member]
Receivable with Imputed Interest, Effective Yield (Interest Rate)	1.50%
Unsecured Debt	¥ 20,000
JD [Member] | Yixin [Member] | Short-term Debt [Member]
Debt Instrument, Face Amount				¥ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage				6.525%
JD [Member] | Yixin [Member] | Asset-backed Securities [Member]
Debt Instrument, Face Amount					¥ 201,000	¥ 835,000
JD [Member] | Yixin [Member] | Asset Backed Securities Tranch One [Member]
Debt Instrument, Interest Rate, Stated Percentage						6.20%
JD [Member] | Yixin [Member] | Asset Backed Securities Tranch Two [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.94%